COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10 – COMMITMENTS AND CONTINGENCIES

We may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance. There are no such loss contingencies that are included in the financial statements as of September 30, 2020.

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Legal Proceedings

We may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance. There are no such loss contingencies that are included in the financial statements as of December 31, 2019.

Operating Leases

On November 11, 2013, Ondas Networks entered into a three-year lease agreement for 5,858 square feet of office space at 687 North Pastoria Avenue, Sunnyvale, California expiring on December 31, 2017 with a base rent ranging from $2,929 to $9,079 per month plus certain various expenses incurred (the “North Pastoria Lease”). On October 16, 2017, Ondas Networks extended the lease agreement for an additional three years with an expiration date of December 31, 2020 (“2018 Extension”). Rent expense for the years ended December 31, 2019 and 2018 related to the North Pastoria Lease was $170,148 and $170,151, respectively. The base rent in the 2018 Extension is $15,231 for 2020. In late 2018, we vacated this location and completed our move into the location described below. In late January 2020, we entered into a sublease agreement of the North Pastoria Lease for the remainder of the lease term (see NOTE 13 for further details).

The future minimum lease payments related to the North Pastoria Lease is as follows:

Year Ending December 31, 2020
North Pastoria Lease	$182,772
Sublease (see NOTE 13)	(106,323)
Net payments in 2020	$76,449

On October 30, 2018, Ondas Networks entered into a Sublease with Texas Instruments Sunnyvale Incorporated, regarding the sublease of approximately 21,982 square feet of rentable space at 165 Gibraltar Court, Sunnyvale, CA 94089 (the “Gibraltar Sublease”), constituting the entire first floor of the premises (except the lobby and two stairwells), as defined under that certain Lease dated April 12, 2004, as amended by the First Lease Amendment dated March 15, 2005, a Second Amendment to Lease dated November 30, 2005, and a Third Amendment to Lease dated November 30, 2010 between Gibraltar Sunnyvale Holdings LLC and Texas Instruments Sunnyvale Incorporated. The Sublease began on November 1, 2018 and ends on February 28, 2021 at a base monthly rent of $28,577. A security deposit of $28,577 was paid upon execution of the Sublease. Rent expense for the year ended December 31, 2019 and November and December 31, 2018 related to the Gibraltar Sublease was $312,301 and $52,050, respectively.

The future minimum lease payments related to the Gibraltar Sublease are as follows:

Years Ending December 31,
2020	$342,924
2021	$57,154